      As filed with the Securities and Exchange Commission on April 3, 2003
                                                      Registration No. 333-69852
                                                                       811-08433
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]
       Pre-Effective Amendment No.                                      [_]
       Post-Effective Amendment No. 3                                   [X]

                                                 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 2                                                  [X]

                              (Check appropriate box or boxes)


MetLife Investors Variable Life Account Five
 (Exact Name of Registrant)
MetLife Investors Insurance Company of California
 (Name of Depositor)
  22 Corporate Plaza Drive
  Newport Beach, CA 92660
 (Address of Depositor's Principal Executive Offices)

Name and complete address of agent for service:
  Michael K. Farrell
  MetLife Investors Insurance Company of California
  22 Corporate Plaza Drive
  Newport Beach, CA 92660
  (800) 989-3752
  Copies to:
  Richard C. Pearson             and           Stephen E. Roth
  Executive Vice President,                    Sutherland Asbill & Brennan LLP
  General Counsel and Secretary                1275 Pennsylvania Avenue, N.W.
  MetLife Investors Insurance                  Washington, D.C. 20004-2415
  Company of California                        (202) 383-0100
  22 Corporate Plaza Drive
  Newport Beach, CA 92660
  and
  W. Thomas Conner
  Sutherland Asbill & Brennan LLP
  1275 Pennsylvania Avenue, N.W.
  Washington, D.C. 20004-2415
  (202) 383-0590

  It is proposed that this filing will become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b)
  [X] on May 1, 2003 pursuant to paragraph (b)
  [_] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a) (1) of Rule 485
  [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Flexible Premium Joint and Last Survivor Variable Life Insurance Policy and Flexible Premium Single Variable Life Insurance Policy (Title and amount of securities being registered)

Note:

The prospectus and the statement of additional information included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-69852) filed on February 5, 2003 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.

                            PART C: OTHER INFORMATION

Item 27.      Exhibits

           (a)        Resolutions of the Board of Directors of COVA Financial
                      Life Insurance Company dated March 24, 1992 1
           (b)        None
           (c)  (i)   Form of Principal Underwriters Agreement between MetLife
                      Investors Insurance Company of California and MetLife
                      Investors Distribution Company 5
                (ii)  Form of Selling Agreement between MetLife Investors
                      Insurance Company of California, MetLife Investors
                      Distribution Company, Broker Dealer and General Agent 7
                (iii) Form of Amendment to Selling Agreement between MetLife
                      Investors Insurance Company of California, MetLife
                      Investors Distribution Company, Broker-Dealer and General
                      Agent 7
                (iv)  Schedule of Commissions 7
           (d)  (i)   Flexible Premium Joint and Last Survivor Policy 3
                (ii)  Flexible Premium Variable Life Policy 4
                (iii) Riders to the Policy (Joint and Survivor Policy) 3
                      (Waiver of Specified Premium Rider, Anniversary Partial
                         Withdrawal Rider, Estate Preservation Term Rider,
                         Joint Supplemental Coverage Rider, Lifetime Coverage
                         Rider, Secondary Guarantee Rider, Divorce Split Policy
                         Option Rider)
                (iv)     Additional Riders to the Policy 4
                         (Accelerated Benefit Rider, Anniversary Partial
                         Withdrawal Rider, Guaranteed Survivor Plus Purchase
                            Option Rider, Lifetime Coverage Rider, Secondary Guarantee Rider, Supplemental Coverage Rider, Waiver of Monthly Deduction Rider, Waiver of Specified Premium Rider)
                (v)      Endorsement (Name Change) 5
           (e)  (i)      Application Forms - Joint and Last Survivor Policy 3
                (ii)     Application Forms - Flexible Premium Variable Life
                         Insurance Policy 4
           (f)  (i)      Articles of Incorporation of the Company 2
                (ii)     By-Laws of the Company 2
           (g)           Reinsurance Contracts (to be filed by amendment)
           (h)  (i)      Form of Participation Agreement between Met Investors
                         Series Trust, Met Investors Advisory Corp., MetLife
                         Investors Distribution Company and MetLife Investors
                         Insurance Company of California 7
                (ii)     Form of Participation Agreement between Metropolitan
                         Series Fund, Inc., Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California 7
                (iii)    Form of Participation Agreement between New England
                         Zenith Fund, New England Investment Management, LLC,
                         New England Securities Corporation and MetLife
                         Investors Insurance Company of California 7
           (i)           None
           (j)           None

           (k) (i)   Opinion and Consent of Counsel 7
               (ii)  Consent of Counsel (to be filed by amendment)
           (l)       None
           (m)       None
           (n) (i)   Consents of Sutherland Asbill & Brennan LLP (to be filed
                     by amendment)
               (ii)  Consents of Independent Auditors (to be filed by amendment)
           (o)       None
           (p)       None
           (q)       None
           (r)       Powers of Attorney 8

1 Incorporated by reference to the Registration Statement on Form S-6 (File No. 333-37559) as filed on October 9, 1997.
2 Incorporated by reference to Pre-Effective Amendment No.1 to the Registration Statement on Form S-6 (File No. 333-37559) as filed on November 13, 1997.
3 Incorporated by reference to the Registration Statement on Form S-6 (File No. 333-83203) as filed on July 19, 1999.
4 Incorporated by reference to the Registration Statement on Form S-6 (File No. 333-83183) as filed on July 19, 1999.
5 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 333-83203) as filed on April 26, 2001.
6 Incorporated by reference to the Registration Statement on Form S-6 (File No. 333-69852) as filed on September 21, 2001.
7 Incorporated by reference to Pre-Effective Amendment No.1 to the Registration Statement on Form S-6 (File No. 333-69852) as filed on December 20, 2001.

8 Incorporated by reference to Post-Effective Amendment No.2 to the Registration Statement on Form N-6 (File No. 333-69852) as filed on February 5, 2003.

Item 28. Directors and Officers of the Depositor

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable life contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address       Positions and Offices with Depositor
-----------------------------------       ------------------------------------
Michael K. Farrell *                      Chairman of the Board, President and
                                          Chief Executive Officer
James P. Bossert *                        Director, Executive Vice President and
                                          Chief Financial Officer
Susan A. Buffum *****                     Director
Michael R. Fanning **                     Director
Hugh C. McHaffie **                       Director
Richard C. Pearson *                      Director, Executive Vice President,
                                          General Counsel and Secretary

Peter M. Schwarz ****           Director
Kenneth Jaffe *                 Executive Vice President, Chief Information
                                Officer
Brian A. Kroll *                Executive Vice President, Chief Actuary, Product
                                Management
Anthony J. Williamson ***       Treasurer

* MetLife Investors, 22 Corporate Plaza Drive, Newport Beach, CA 92660
** MetLife, 501 Boylston Street, Boston, MA 02116
*** MetLife, One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101
**** MetLife, One Madison Avenue, New York, NY 10010
***** MetLife, 10 Park Avenue, Morristown, NJ 07960

Item 29. Persons Controlled by or Under Common Control with the Depositor or the
           Registrant

The following list provides information regarding the entities under common control with the Depositor. The Depositor is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. The Depositor is organized under the laws of California. No person is controlled by the Registrant.

          ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2002

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2002. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association  (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Capital Trust I (DE)

E.    Aseguradora Hidalgo, S.A. (Mexico)

F.    Metropolitan Insurance and Annuity Company (DE)

G. MetLife Pensiones S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

H. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by Met-Life, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Reaseguros de Vida S.A. (Chile)- 99.999735% is owned by MetLife Chile Inversiones Limitada and 0.000265% is owned by MetLife International Holdings, Inc.

      2. MetLife Chile Seguros de Vida S.A. (Chile)- 95.7302007% is owned by MetLife Chile Inversiones Limitada, 4.2696274% by MetLife Chile Reaseguros de Vida S.A. and 0.0001719% by MetLife International Holdings, Inc.

I. Seguros Genesis S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

K.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

M.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Group of Ohio (OH)

      3.    Security First Insurance Agency (MA)

      4.    MetLife Investors Distribution Company (DE)

      5.    MetLife Investors Insurance Agency, Inc. (Nevada)

      6.    Met Investors Advisory, LLC (DE)

      7.    MetLife Investors Financial Agency, Inc. (TX)

N.    MetLife International Holdings, Inc. (DE)

      1. MetLife Iberia, S.A.(Spain)- Shares of MetLife Iberia, S.A. are held by MetLife International Holdings at 80%.

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Gnerales, Sociedad Anonima de Seguros y Reaseguros (Spain)

      2.    Natiloportem Holdings, Inc.(DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Metropolitan Life Insurance Company.

            b)    Metropolitan Company Limited (Isle of Man)

            c)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            d) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited are held by MetLife International Holdings, Inc. and 74% by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

      5.    Metropolitan Life Seguros de Retiro S.A. (Argentina)

      6.    Metropolitan Life Seguros de Vida S.A. (Argentina)

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Vida S.A. (Argentina) and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia are held by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)- 48% of the shares of Metropolitan Life Ubezpieczen na Zycie S.A. are held directly by MetLife, Inc.

      9.    MetLife Insurance Company of Korea Limited (South Korea)

      10.   Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)

            a) Seguradora Seasul S.A. (Brazil) - 99.89% of the shares of Seguradora Seasul S.A. are held by Metropolitan Life Seguros e Previdencia Privada S.A.

O.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Four Company is held by 334 Madison Euro Investments, Inc. and 1% is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc.(MA)- AEW Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   New England Portfolio Advisors, Inc. (MA)

      11.   Benefit Services Corporation (GA)

      12.   One Madison Merchandising L.L.C. (CT)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   Metropolitan Tower Life Insurance Company (DE)

      20.   Security Equity Life Insurance Company (NY)

      21.   MetLife Security Insurance Company of Louisiana (LA)

      22. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company.

      23.   Met Life Holdings Luxembourg S.A. (Luxembourg)

      24.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      25.   MetLife (India) Private Ltd. (India)

      26.   Metropolitan Marine Way Investments Limited (Canada)

      27. MetLife Central European Services Spolka z Organiczona Odpowiedzialmoscia (Poland)

      28.   MetLife Investments Ireland Limited (Ireland)

      29.   MetLife Private Equity Holdings, LLC (DE)

      30.   MetLife Securities, Inc. (DE)

      31.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      32.   Metropolitan Realty Management, Inc. (DE)

            a)    Edison Supply and Distribution (DE)

            b)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc.(NJ)

      33.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      34.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      35.   Metropolitan Property & Casualty Insurance Company

            a)    Metropolitan General Insurance Company (RI)

            b)    Metropolitan Casualty Insurance Company (RI)

            c)    Metropolitan Direct Property and Casualty Insurance Company
                  (RI)

            d)    Met P&C Managing General Agency, Inc.(TX)

            e)    MetLife Auto & Home Insurance Agency, Inc. (RI)

            f)    Metropolitan Group Property and Casualty Insurance Company
                  (RI)

                  (1) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

            g)    Metropolitan Lloyds, Inc. (TX)

                  (1) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

            h)    Economy Fire & Casualty Company (IL)

                  (1)   Economy Preferred Insurance Company (IL)

                  (2)   Economy Premier Assurance Company (IL)

      36.   SSRM Holdings, Inc. (DE)

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc.(DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6) Metric Property Management, Inc. (DE)- 50% of Metric Property Management is held by Metric Realty and SSR Realty Advisors, Inc.

                  (7) Metric Realty (IL)- 50% of Metric Realty is held by SSR Realty Advisors, Inc.

      37.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 73.78% Limited Partnership interest of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A.(Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      38.   MetLife General Insurance Agency, Inc. (DE)




            a)    MetLife General Insurance Agency of Alabama, Inc. (DE)

            b)    MetLife General Insurance Agency of Kentucky, Inc. (DE)

            c)    MetLife General Insurance Agency of Mississippi, Inc. (DE)

            d)    MetLife General Insurance Agency of North Carolina, Inc. (DE)

            e)    MetLife General Insurance Agency of Texas, Inc.(DE)

            f)    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      39.   MetLife New England Holdings, Inc. (DE)

            a)    New England Life Insurance Company (MA)

                  (1)   New England Life Holdings, Inc. (DE)

                         (a)   New England Securities Corporation (MA)

                        (b)   Hereford Insurance Agency, Inc. (MA)

                        (c)   Hereford Insurance Agency of Hawaii, Inc. (HI)

                        (d)   Fairfield Insurance Agency of Texas, Inc. (TX)

                        (e)   MetLife Advisers, LLC (MA)

                        (f)   N.L. Holding Corp. (DEL) (NY)

                              (i) Nathan & Lewis Securities, Inc. (NY)

                              (ii) Nathan & Lewis Associates-Arizona, Inc. (AZ)

                              (iii) Nathan & Lewis of Nevada, Inc. (NV)

                              (iv) Nathan & Lewis Associates, Inc. (NY)

                                    (A)   Nathan and Lewis Insurance Agency of
                                          Massachusetts, Inc. (MA)

                                    (B)   Nathan and Lewis Associates of Texas,
                                          Inc. (TX)

                  (2)   Newbury Insurance Company, Limited (Bermuda)

                  (3)   New England Pension and Annuity Company (DE)

                  (4)   Omega Reinsurance Corporation (AZ)

      40.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   John S. McSwaney & Associates, Inc. (ND)

                  (3) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation are owned by General American Life Insurance Company.

                  (4)   Krisman, Inc. (MO)

                  (5)   White Oak Royalty Company (OK)

                  (6)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 48.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company and 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)


                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc.(MO)

                                                (a.1) Reinsurance Partners, Inc.
                                                      (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii) RGA Holdings Limited (U.K) (United Kingdom)

                              (ix)  RGA UK Services Limited (United Kingdom)

                              (x)   RGA Capital Limited U.K. (United Kingdom)

                              (xi)  RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (xii) RGA South African Holdings (Pty) Ltd. (South
                                    Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xiii)RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xiv) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xv)  RGA Argentina S.A. (Argentina)

                              (xvi) Regal Atlantic Company (Bermuda)
                                    Ltd.(Bermuda)

                              (xvii)Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 30. Indemnification

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

The Bylaws of the Company (Article V, Section 9) provide that: This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Annuity Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address       Positions and Offices with Depositor
-----------------------------------       ------------------------------------
James P. Bossert *                        Director
Charles M. Deuth *                        Director, Executive Vice President, Channel Marketing
Michael K. Farrell *                      Director
Elizabeth M. Forget **                    Director, Executive Vice President, Money Management
Paul Hipworth *                           Executive Vice President, Chief Financial Officer
Kenneth Jaffe *                           Director, Executive Vice President, Chief Information
                                          Officer
Brian A. Kroll *                          Director
Paul A. LaPiana *                         Executive Vice President, Life Markets
Richard C. Pearson *                      Director and President
Leslie Sutherland *                       Executive Vice President, Broker/Dealer and Bank
Edward C. Wilson *                        Director, Executive Vice President, Wirehouse
Anthony J. Williamson **                  Treasurer

* MetLife Investors, 22 Corporate Plaza Drive, Newport Beach, CA 92660 ** MetLife, One Madison Avenue, New York, NY 10010

        (c) Compensation From the Registrant.

          (1)               (2)                 (3)               (4)             (5)
        Name of      Net Underwriting      Compensation
        Address        Discounts and         on Events         Brokerage         Other
      Underwriter       Commissions      Occasion-ing the     Commissions     Compensation
                                          Deduction of a
                                          Deferred Sales
                                               Load

MetLife
Investors
Distribution              $___                 ____               ____             ____
Company

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

Item 32.   Location of Accounts and Records

         The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a)    Registrant

         (b)    Metropolitan Life Insurance Company
                One Madison Avenue
                New York, New York 10010

         (c)    MetLife Investors Distribution Company
                22 Corporate Plaza Drive
                Newport Beach, CA 92660.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation

     Pursuant to Investment Company Act Section 26(f), MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MetLife Investors Variable Life Account Five, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach and State of California, on this 3rd day of April, 2003.

                                   MetLife Investors Variable Life Account Five
                                                   (Registrant)

                                   By: MetLife Investors Insurance Company of
                                       California

                                   By: /s/ Richard C. Pearson
                                       --------------------------------------
                                       Richard C. Pearson
                                       Executive Vice President, General Counsel
                                       and Secretary

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MetLife Investors Insurance Company of California certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach and State of California, on this 3rd day of April, 2003.

                                  MetLife Investors Insurance Company of
                                  California (Depositor)

                                  By: /s/ Richard C. Pearson
                                      --------------------------------------
                                      Richard C. Pearson
                                      Executive Vice President, General Counsel
                                      and Secretary

            Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on April 3, 2003.

/s/ Michael K. Farrell*                Chairman of the Board, President and
--------------------------             Chief Executive Officer
Michael K. Farrell

/s/ James P. Bossert *                 Director, Executive Vice President and
--------------------------             Chief Financial Officer (Principal
James P. Bossert                       Accounting Officer

/s/ Susan A. Buffum *                  Director
--------------------------
Susan A. Buffum

/s/ Michael R. Fanning *               Director
--------------------------
Michael R. Fanning

/s/ Hugh C. McHaffie *                 Director
--------------------------
Hugh C. McHaffie

/s/ Richard C. Pearson *               Director, Executive Vice President,
--------------------------             General Counsel and Secretary
Richard C. Pearson

/s/ Peter M. Schwarz *                 Director
--------------------------
Peter M. Schwarz

                                  By:  /s/ John E. Connolly, Jr.
                                       -----------------------------------------
                                       John E. Connolly, Jr., Attorney-in-fact

* Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 2 to the Variable Account's Form N-6 Registration Statement, File No. 333-69852, filed on February 5, 2003.